Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Receivable Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable, excluding receivables from affiliates, consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Accounts receivable, trade	$160,783	$195,781
Credit card receivables	98,484	81,888
Vendor receivables for rebates, branding, and other	14,561	16,536
Other receivables	38,381	14,033
Allowance for doubtful accounts	(3,924)	(3,982)
Accounts receivable, net	$308,285	$304,256

Allowance for Credit Losses on Financing Receivables

An allowance for doubtful accounts is provided based on management’s evaluation of outstanding accounts receivable. Following is a summary of the valuation accounts related to accounts and notes receivable:

	Balance at Beginning of Period	Additions Charged to Expense	Amounts Written Off, Net of Recoveries	Acquired through Business Acquisitions	Balance at End of Period
	(in thousands)
Allowance for doubtful accounts:
Predecessor:
Balance at December 31, 2013	$103	$360	$140	$—	$323
Balance at August 31, 2014	$323	$270	$72	$—	$521
Successor:
Balance at December 31, 2014	$521	$360	$321	$3,422	$3,982
Balance at December 31, 2015	$3,982	$716	$774	$—	$3,924